Income Taxes - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Distributable earnings carried forward	$ 236	$ 24,174
Excise tax	$ 9	$ 944